Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Communication Services — 2.4%
Advantage Solutions, Inc.*	89,480	$231,753
AMC Networks, Inc., Class A*	14,049	260,047
Bandwidth, Inc., Class A*	17,623	438,460
Cogent Communications Holdings, Inc.	8,605	590,045
EchoStar Corp., Class A*	23,454	438,824
EW Scripps Co. (The), Class A*	27,460	410,527
Gray Television, Inc.	25,867	335,236
Liberty Latin America Ltd., Class C*	59,760	588,636
Liberty Media Corp.-Liberty Braves, Class C*	20,534	712,119
Scholastic Corp.	14,229	629,491
Shenandoah Telecommunications Co.	24,305	475,163
World Wrestling Entertainment, Inc., Class A	9,180	776,812
Yelp, Inc.*	16,802	529,431

Total Communication Services		6,416,544

Consumer Discretionary — 11.1%
Aaron's Co., Inc. (The)	28,432	416,529
America’s Car-Mart, Inc.*	7,087	610,474
AMMO, Inc.*(a)	118,934	294,956
Arko Corp.	62,979	528,394
Asbury Automotive Group, Inc.*	3,577	786,940
Buckle, Inc. (The)	17,347	763,268
Carter's, Inc.	6,231	519,478
Cavco Industries, Inc.*	2,371	630,923
Cheesecake Factory, Inc. (The)(a)	14,404	565,357
Cracker Barrel Old Country Store, Inc.(a)	4,808	536,477
Denny's Corp.*	40,048	481,377
Dorman Products, Inc.*	6,009	583,234
Ethan Allen Interiors, Inc.	22,398	643,718
GoPro, Inc., Class A*	66,927	411,601
Graham Holdings Co., Class B	934	610,192
Grand Canyon Education, Inc.*	5,903	688,054
H&R Block, Inc.	22,007	857,833
Haverty Furniture Cos., Inc.	21,588	753,853
Johnson Outdoors, Inc., Class A	7,345	502,839
Laureate Education, Inc.	55,464	608,995
Leslie's, Inc.*	29,603	458,550
Levi Strauss & Co., Class A	29,003	533,655
LGI Homes, Inc.*(a)	5,867	667,958
Lovesac Co. (The)*	10,562	271,866
Malibu Boats, Inc., Class A*	9,879	598,569
MDC Holdings, Inc.	15,146	571,913
Meritage Homes Corp.*	7,233	778,922
Monarch Casino & Resort, Inc.*	6,545	501,478
Murphy USA, Inc.	2,866	779,638
OneSpaWorld Holdings Ltd.*	56,185	590,504
OneWater Marine, Inc., Class A*	16,572	542,567
Oxford Industries, Inc.	6,332	742,237
Perdoceo Education Corp.*	49,921	747,317
Quotient Technology, Inc.*	89,480	362,394
Rush Street Interactive, Inc.*	78,527	336,881
Shift Technologies, Inc.*	257,739	52,321
Shoe Carnival, Inc.	19,653	536,723
Skyline Champion Corp.*	10,444	615,674
Smith & Wesson Brands, Inc.	37,731	418,059
Standard Motor Products, Inc.	13,235	535,488
Steven Madden Ltd.	14,776	529,720
Stoneridge, Inc.*	27,606	680,764
Strategic Education, Inc.	8,633	805,891
Stride, Inc.*	15,716	674,688
Sturm Ruger & Co., Inc.(a)	9,010	512,669
Taylor Morrison Home Corp.*	21,053	753,697
Travel + Leisure Co.	9,852	417,429
Tri Pointe Homes, Inc.*	28,541	630,471
Universal Electronics, Inc.*	18,273	428,136
Vista Outdoor, Inc.*(a)	15,995	469,453
Vivint Smart Home, Inc.*	84,778	1,015,640
Winmark Corp.	2,637	740,470

Total Consumer Discretionary		30,096,234

Consumer Staples — 3.7%
Andersons, Inc. (The)	11,356	417,674
BellRing Brands, Inc.*	24,830	704,179
Central Garden & Pet Co., Class A*	14,001	554,859
Coca-Cola Consolidated, Inc.	1,150	582,797
Energizer Holdings, Inc.	18,632	691,247
Fresh Del Monte Produce, Inc.	22,118	632,575
John B Sanfilippo & Son, Inc.	7,094	599,514
MGP Ingredients, Inc.	6,696	653,128
Mission Produce, Inc.*	45,304	564,488
Nu Skin Enterprises, Inc., Class A	11,969	513,231
PriceSmart, Inc.	7,266	539,936
Rite Aid Corp.*	65,246	238,148
Seaboard Corp.	136	533,188
SpartanNash Co.	17,373	550,377
Sprouts Farmers Market, Inc.*(a)	17,920	572,544
TreeHouse Foods, Inc.*	17,764	860,310
Turning Point Brands, Inc.	16,785	389,580
United Natural Foods, Inc.*	13,859	576,811

Total Consumer Staples		10,174,586

Energy — 4.8%
Archrock, Inc.	62,090	615,312
Bristow Group, Inc.*	15,398	470,255
Cactus, Inc., Class A	10,063	544,509
ChampionX Corp.	23,410	772,998
Chord Energy Corp.	4,470	640,685
Civitas Resources, Inc.(a)	9,598	638,747
Comstock Resources, Inc.(a)	43,915	533,567
Core Laboratories NV	18,049	462,054
CVR Energy, Inc.	24,982	829,402
Delek US Holdings, Inc.	27,237	728,862
DMC Global, Inc.*	18,720	425,693
Equitrans Midstream Corp.	67,642	490,405
Gevo, Inc.*	121,982	258,602
Green Plains, Inc.*(a)	18,482	642,619
HF Sinclair Corp.	14,382	818,336
Kosmos Energy Ltd.*	79,708	630,490
Matador Resources Co.	10,817	715,653
PBF Energy, Inc., Class A	23,517	987,479
Southwestern Energy Co.*	79,931	441,219
U.S. Silica Holdings, Inc.*	30,595	374,483
Vital Energy, Inc.*	7,214	406,004
World Fuel Services Corp.	21,194	599,790

Total Energy		13,027,164

Financials — 22.7%
1st Source Corp.	12,391	609,513
A-Mark Precious Metals, Inc.	15,337	590,474
Amerant Bancorp, Inc.	18,074	503,180
American Equity Investment Life Holding Co.	14,361	684,302
Ameris Bancorp	13,060	615,910
Ares Commercial Real Estate Corp.	36,928	453,476
Argo Group International Holdings Ltd.	13,831	383,949
AssetMark Financial Holdings, Inc.*	25,756	683,564
Associated Banc-Corp.	25,181	564,306

Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
Atlantic Union Bankshares Corp.	15,621	$604,376
Avantax, Inc.*	29,315	854,239
Axis Capital Holdings Ltd.	9,442	590,786
Banc of California, Inc.	29,603	515,684
Bancorp, Inc. (The)*	20,229	686,370
Bank of Hawaii Corp.	6,830	522,427
BankUnited, Inc.	13,036	490,675
Banner Corp.	9,791	634,751
Berkshire Hills Bancorp, Inc.	19,782	614,231
Brighthouse Financial, Inc.*	11,095	624,316
Cannae Holdings, Inc.*	23,869	583,358
Chimera Investment Corp.	47,414	345,648
CNO Financial Group, Inc.	22,842	588,410
Columbia Banking System, Inc.	17,759	548,931
Community Trust Bancorp, Inc.	13,911	599,286
ConnectOne Bancorp, Inc.	17,904	425,578
CrossFirst Bankshares, Inc.*	36,365	490,927
CVB Financial Corp.	24,693	598,064
Diamond Hill Investment Group, Inc.	3,124	588,655
Dime Community Bancshares, Inc.	16,579	494,386
Eagle Bancorp, Inc.	10,052	477,369
Employers Holdings, Inc.	14,710	645,328
Enova International, Inc.*	15,093	688,995
Enstar Group Ltd.*	2,186	529,668
Enterprise Financial Services Corp.	12,113	645,865
FB Financial Corp.	12,853	482,759
Federated Hermes, Inc.	16,825	661,222
First BankCorp	13,721	546,782
First Foundation, Inc.	23,503	365,002
First Interstate BancSystem, Inc., Class A	15,585	559,190
First Merchants Corp.	13,776	587,409
FirstCash Holdings, Inc.	8,147	750,990
Flushing Financial Corp.	25,545	490,209
FNB Corp.	46,033	656,891
Fulton Financial Corp.	34,595	578,774
German American Bancorp, Inc.	15,085	581,074
Great Southern Bancorp, Inc.	9,712	567,569
Hanmi Financial Corp.	23,288	542,378
HarborOne Bancorp, Inc.	40,877	557,562
Heartland Financial USA, Inc.	11,981	592,700
Heritage Commerce Corp.	50,942	617,417
Heritage Financial Corp.	22,870	652,481
Hilltop Holdings, Inc.	19,492	637,388
Home BancShares, Inc.	25,359	605,319
HomeStreet, Inc.	12,048	332,163
Hope Bancorp, Inc.	35,640	459,400
Horace Mann Educators Corp.	13,649	486,041
Houlihan Lokey, Inc.	6,529	646,828
Independent Bank Corp.	7,016	559,105
Independent Bank Group, Inc.	8,024	491,871
Kinsale Capital Group, Inc.	2,513	699,720
Lakeland Bancorp, Inc.	34,318	661,308
Merchants Bancorp	20,932	602,214
MGIC Investment Corp.	42,295	597,205
Midland States Bancorp, Inc.	19,859	506,007
Moelis & Co., Class A	12,158	568,387
National Bank Holdings Corp., Class A	14,229	600,891
NBT Bancorp, Inc.	15,862	623,535
New York Mortgage Trust, Inc.	156,408	487,993
Nicolet Bankshares, Inc.*	6,102	444,775
Northfield Bancorp, Inc.	39,910	596,655
OFG Bancorp	21,512	609,005
Old National Bancorp	34,988	612,290
Oportun Financial Corp.*	39,754	278,676
Origin Bancorp, Inc.	13,501	506,288
PacWest Bancorp	13,238	366,163
Pathward Financial, Inc.	10,396	515,850
Peapack-Gladstone Financial Corp.	16,491	611,651
PennyMac Financial Services, Inc.	10,774	726,383
Peoples Bancorp, Inc.	18,236	541,062
Piper Sandler Cos.	4,367	620,551
PJT Partners, Inc., Class A	9,079	726,592
Preferred Bank	7,735	550,191
Premier Financial Corp.	18,896	472,778
Provident Financial Services, Inc.	24,491	574,559
QCR Holdings, Inc.	10,090	530,330
Regional Management Corp.	11,755	405,430
Republic Bancorp, Inc., Class A	12,752	573,585
S&T Bancorp, Inc.	19,375	704,863
Safety Insurance Group, Inc.	6,285	530,391
Sandy Spring Bancorp, Inc.	12,710	429,598
Sculptor Capital Management, Inc.(a)	40,980	380,704
Seacoast Banking Corp. of Florida	16,364	525,448
Selectquote, Inc.*	203,236	175,230
ServisFirst Bancshares, Inc.	5,992	408,535
Simmons First National Corp., Class A	21,856	487,607
Stellar Bancorp, Inc.(a)	18,488	519,698
StepStone Group, Inc., Class A	17,270	504,111
Texas Capital Bancshares, Inc.*	10,000	660,700
Tompkins Financial Corp.	7,322	551,566
Towne Bank	19,141	583,226
TriCo Bancshares	14,316	723,674
Trustmark Corp.	18,857	549,116
UMB Financial Corp.	5,900	532,121
United Bankshares, Inc.(a)	16,431	660,526
United Community Banks, Inc.	16,468	535,869
United Fire Group, Inc.	18,376	578,660
Virtu Financial, Inc., Class A	15,337	296,157
Virtus Investment Partners, Inc.	2,388	513,133
Washington Federal, Inc.	17,461	619,167
Wintrust Financial Corp.	6,144	561,992
WSFS Financial Corp.	12,292	593,827

Total Financials		61,721,514

Health Care — 12.9%
ACADIA Pharmaceuticals, Inc.*	23,572	448,575
AdaptHealth Corp.*	35,752	766,165
Addus HomeCare Corp.*	6,143	660,495
Aligos Therapeutics, Inc.*	265,526	515,120
Allakos, Inc.*	100,543	747,035
ALX Oncology Holdings, Inc.*(a)	33,777	314,126
Amneal Pharmaceuticals, Inc.*	136,901	301,182
Amphastar Pharmaceuticals, Inc.*	15,965	483,101
Arcturus Therapeutics Holdings, Inc.*	21,175	447,428
ARS Pharmaceuticals, Inc.*	163,274	1,120,060
Atea Pharmaceuticals, Inc.*	79,067	366,080
Avanos Medical, Inc.*	17,040	522,106
Avidity Biosciences, Inc.*	31,029	735,387
Axogen, Inc.*	72,177	683,516
Bioventus, Inc., Class A*(a)	40,214	78,819
Cara Therapeutics, Inc.*	47,169	550,934
CareDx, Inc.*	15,431	230,539
Catalyst Pharmaceuticals, Inc.*	69,132	1,070,855
Certara, Inc.*	26,577	515,594
Collegium Pharmaceutical, Inc.*	28,149	790,424
Corcept Therapeutics, Inc.*	25,447	581,718
Cross Country Healthcare, Inc.*	26,447	733,904
Eagle Pharmaceuticals, Inc.*	11,534	391,464
Ensign Group, Inc. (The)	6,368	593,816
HealthStream, Inc.*	28,771	695,683
ICU Medical, Inc.*(a)	2,565	495,635

Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
IGM Biosciences, Inc.*	21,441	$487,354
Immunovant, Inc.*(a)	104,010	1,848,258
Inhibrx, Inc.*(a)	25,723	643,075
Innoviva, Inc.*	29,504	373,226
Inogen, Inc.*	17,611	410,865
Integer Holdings Corp.*	7,087	466,395
Ironwood Pharmaceuticals, Inc.*	45,558	524,828
Karyopharm Therapeutics, Inc.*	77,462	255,625
Kronos Bio, Inc.*	78,961	189,506
MeiraGTx Holdings PLC*	41,219	344,591
Merit Medical Systems, Inc.*	8,615	614,680
ModivCare, Inc.*	4,968	532,868
Morphic Holding, Inc.*	14,217	465,322
Myriad Genetics, Inc.*	22,652	446,697
National HealthCare Corp.	8,160	485,846
Nektar Therapeutics*	105,916	288,092
NextGen Healthcare, Inc.*(a)	27,408	521,300
Olema Pharmaceuticals, Inc.*	134,012	647,278
OPKO Health, Inc.*(a)	165,957	214,085
Orthofix Medical, Inc.*	37,005	800,418
Owens & Minor, Inc.*	12,967	255,969
Passage Bio, Inc.*	184,153	268,863
Patterson Cos., Inc.	17,705	534,514
Phreesia, Inc.*	21,742	815,108
Prelude Therapeutics, Inc.*(a)	83,060	529,923
Prestige Consumer Healthcare, Inc.*	10,825	711,852
Rocket Pharmaceuticals, Inc.*	36,133	785,170
Rubius Therapeutics, Inc.*	102,907	26,807
Scilex Holding Co.*	34,109	269,122
SI-BONE, Inc.*	25,261	430,195
Silk Road Medical, Inc.*	13,881	754,571
Sorrento Therapeutics, Inc.*	245,014	234,846
Supernus Pharmaceuticals, Inc.*	17,731	727,148
Surmodics, Inc.*	12,596	354,074
Sutro Biopharma, Inc.*	69,721	504,780
uniQure NV*	31,714	673,923
Varex Imaging Corp.*	26,919	578,489
Veradigm, Inc.*	25,448	455,774
Xencor, Inc.*	21,481	707,155

Total Health Care		35,018,353

Industrials — 19.4%
AAR Corp.*	11,833	608,690
ABM Industries, Inc.	12,447	583,889
Air Transport Services Group, Inc.*	17,132	485,007
Alamo Group, Inc.	3,985	623,533
Allegiant Travel Co.*	3,517	302,568
Ameresco, Inc., Class A*(a)	7,209	464,764
API Group Corp.*	27,252	606,085
Applied Industrial Technologies, Inc.	5,584	799,685
Arcosa, Inc.	10,010	593,293
Array Technologies, Inc.*	50,851	1,130,418
Astec Industries, Inc.	13,328	588,298
AZZ, Inc.	11,881	504,705
Barnes Group, Inc.	14,259	631,103
Barrett Business Services, Inc.	7,397	735,114
Blue Bird Corp.*	30,331	439,800
BrightView Holdings, Inc.*	41,945	333,463
Brink's Co. (The)	8,428	552,877
CBIZ, Inc.*	13,655	649,841
Cimpress PLC*	8,979	293,524
Columbus McKinnon Corp.	13,463	483,995
Comfort Systems USA, Inc.	6,438	779,256
CRA International, Inc.	6,801	808,231
Deluxe Corp.	18,876	377,331
Douglas Dynamics, Inc.	16,569	669,553
Ducommun, Inc.*	10,940	632,113
Encore Wire Corp.(a)	5,024	811,024
EnPro Industries, Inc.	5,864	709,954
Evoqua Water Technologies Corp.*	12,200	591,822
Federal Signal Corp.	16,980	904,185
Forrester Research, Inc.*	10,116	374,899
Franklin Electric Co., Inc.	6,901	623,160
Genco Shipping & Trading Ltd.	24,170	438,444
GEO Group, Inc. (The)*	86,702	997,073
Global Industrial Co.	17,712	465,648
Gorman-Rupp Co. (The)	15,908	457,037
Granite Construction, Inc.	17,472	743,958
Great Lakes Dredge & Dock Corp.*	40,689	279,940
Greenbrier Cos., Inc. (The)	11,081	342,625
Heidrick & Struggles International, Inc.	14,423	443,651
Heritage-Crystal Clean, Inc.*	19,354	719,969
Hillenbrand, Inc.	12,976	608,055
HNI Corp.	15,469	491,450
Hub Group, Inc., Class A*	7,422	632,874
Huron Consulting Group, Inc.*	12,511	851,248
Hyster-Yale Materials Handling, Inc.	17,189	557,439
ICF International, Inc.	6,088	622,133
IES Holdings, Inc.*	14,257	567,571
Insteel Industries, Inc.	16,605	497,984
JetBlue Airways Corp.*	38,185	305,480
John Bean Technologies Corp.	4,838	540,550
Kadant, Inc.	2,951	601,325
Kaman Corp.	13,129	331,113
KAR Auction Services, Inc.*	31,628	460,504
Kelly Services, Inc., Class A	26,320	476,392
Kforce, Inc.	7,719	433,267
Kirby Corp.*	7,910	559,870
Korn Ferry	8,825	476,462
Marten Transport Ltd.	32,269	712,822
Matson, Inc.	4,734	313,012
Matthews International Corp., Class A	17,710	655,978
McGrath RentCorp	6,744	671,298
Moog, Inc., Class A	6,529	622,344
MSC Industrial Direct Co., Inc., Class A	6,726	556,240
Mueller Industries, Inc.	10,579	693,453
MYR Group, Inc.*	6,094	603,672
Parsons Corp.*	14,808	644,444
PGT Innovations, Inc.*	31,873	691,644
Primoris Services Corp.	24,058	639,943
Quanex Building Products Corp.	27,304	706,901
Rush Enterprises, Inc., Class A	11,257	605,739
Ryder System, Inc.	7,224	682,018
Schneider National, Inc., Class B	22,474	595,561
Shoals Technologies Group, Inc., Class A*	33,633	938,024
SP Plus Corp.*	18,276	689,188
SPX Technologies, Inc.*	11,599	870,041
Sterling Infrastructure, Inc.*	21,383	778,127
Terex Corp.	16,072	819,190
Thermon Group Holdings, Inc.*	35,377	817,916
Triton International Ltd.	8,166	576,846
TrueBlue, Inc.*	19,761	387,908
Tutor Perini Corp.*	52,861	484,735
UFP Industries, Inc.	7,427	694,796
Univar Solutions, Inc.*	17,832	614,847
VSE Corp.	12,434	682,627
Wabash National Corp.	38,618	994,800
Watts Water Technologies, Inc., Class A	4,105	671,250

Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Werner Enterprises, Inc.	13,977	$656,500

Total Industrials		52,666,106

Information Technology — 10.4%
A10 Networks, Inc.	41,082	635,949
ACI Worldwide, Inc.*	18,128	506,315
ACM Research, Inc., Class A*	27,593	344,637
Adeia, Inc.	32,962	360,934
Advanced Energy Industries, Inc.	6,657	617,370
Alarm.com Holdings, Inc.*	8,588	460,317
Appfolio, Inc., Class A*	5,062	568,614
Avaya Holdings Corp.*(a)	44,751	15,981
Avnet, Inc.	14,119	647,780
Belden, Inc.	10,344	838,795
Benchmark Electronics, Inc.	22,888	640,635
Box, Inc., Class A*	19,722	630,907
Cambium Networks Corp.*	24,243	519,527
Cass Information Systems, Inc.	15,526	753,943
Cirrus Logic, Inc.*	6,759	610,946
CSG Systems International, Inc.	8,982	535,956
Diodes, Inc.*	6,563	585,354
Domo, Inc., Class B*	11,290	175,108
DZS, Inc.*	41,321	524,777
Envestnet, Inc.*	7,698	500,370
ePlus, Inc.*	10,222	508,851
ExlService Holdings, Inc.*	4,002	682,741
FormFactor, Inc.*	13,581	382,169
Grid Dynamics Holdings, Inc.*	40,704	509,614
Hackett Group, Inc. (The)	24,759	547,174
Insight Enterprises, Inc.*	5,340	601,925
InterDigital, Inc.	8,949	625,982
International Money Express, Inc.*	27,806	632,865
Itron, Inc.*(a)	10,878	625,159
Knowles Corp.*	26,516	509,903
LiveRamp Holdings, Inc.*	15,271	408,652
NETGEAR, Inc.*	23,131	461,926
NetScout Systems, Inc.*	17,865	573,466
Onto Innovation, Inc.*	6,571	516,809
PC Connection, Inc.	11,006	539,624
Photronics, Inc.*	33,770	611,912
Plexus Corp.*	7,006	672,506
Progress Software Corp.	12,171	645,550
Rackspace Technology, Inc.*(a)	51,151	153,453
Rambus, Inc.*	17,972	727,327
Ribbon Communications, Inc.*	185,468	650,993
Sanmina Corp.*	14,178	863,865
ScanSource, Inc.*	16,410	540,381
Semtech Corp.*	8,232	271,903
SMART Global Holdings, Inc.*(a)	22,102	379,933
Super Micro Computer, Inc.*	15,053	1,088,783
TTM Technologies, Inc.*	38,671	607,908
Unisys Corp.*	26,242	141,969
Upland Software, Inc.*	32,419	283,018
Veeco Instruments, Inc.*(a)	20,996	416,981
Viasat, Inc.*	11,697	402,962
Vishay Intertechnology, Inc.	29,240	669,304
Xerox Holdings Corp.	28,303	463,603
Xperi, Inc.*	13,186	136,475

Total Information Technology		28,329,901

Materials — 4.7%
Avient Corp.	11,892	481,864
Cabot Corp.	8,377	631,039
Chase Corp.	6,594	622,342
Commercial Metals Co.	13,771	747,352
Gatos Silver, Inc.*	132,661	684,531
Greif, Inc., Class A	8,808	629,155
Hawkins, Inc.	12,439	485,121
Ingevity Corp.*	8,945	737,426
Innospec, Inc.	6,194	700,046
Kronos Worldwide, Inc.	36,782	428,510
Materion Corp.	6,685	603,321
Mativ Holdings, Inc.	20,757	572,063
Minerals Technologies, Inc.	8,663	601,645
Myers Industries, Inc.	26,531	638,867
Orion Engineered Carbons SA	35,886	754,324
Silgan Holdings, Inc.	12,396	668,020
Stepan Co.	5,800	637,072
Summit Materials, Inc., Class A*	18,766	616,651
SunCoke Energy, Inc.	64,320	585,955
Trinseo PLC(a)	11,914	330,614
Worthington Industries, Inc.	11,147	633,930

Total Materials		12,789,848

Real Estate — 4.6%
Alexander & Baldwin, Inc.	24,620	492,892
Chatham Lodging Trust	41,559	590,553
Corporate Office Properties Trust	20,080	563,646
DiamondRock Hospitality Co.	56,956	548,486
Diversified Healthcare Trust	178,398	141,184
EPR Properties	10,433	443,194
Essential Properties Realty Trust, Inc.	22,651	577,148
Forestar Group, Inc.*	32,147	478,347
Franklin Street Properties Corp.	96,758	298,015
Hudson Pacific Properties, Inc.	20,573	234,327
Independence Realty Trust, Inc.	21,591	406,559
iStar, Inc.	31,243	289,935
JBG SMITH Properties	19,536	393,455
Marcus & Millichap, Inc.	10,838	392,769
Necessity Retail REIT, Inc. (The)	72,453	494,854
Office Properties Income Trust	22,187	380,729
Outfront Media, Inc.	20,080	399,592
Paramount Group, Inc.	52,327	337,509
Piedmont Office Realty Trust, Inc., Class A	33,149	351,379
PotlatchDeltic Corp.	11,108	543,737
Rafael Holdings, Inc., Class B*	227,441	468,529
Retail Opportunity Investments Corp.	29,442	466,067
RLJ Lodging Trust	40,704	511,649
Service Properties Trust	64,654	576,067
St Joe Co. (The)	9,634	453,761
Sunstone Hotel Investors, Inc.	48,467	532,652
Uniti Group, Inc.	41,488	273,406
Urstadt Biddle Properties, Inc., Class A	30,467	572,170
Xenia Hotels & Resorts, Inc.	29,595	440,966

Total Real Estate		12,653,577

Utilities — 3.1%
ALLETE, Inc.	8,557	529,336
Avista Corp.	12,693	506,451
Black Hills Corp.	7,440	538,507
California Water Service Group	9,669	591,453
Hawaiian Electric Industries, Inc.	13,544	572,505
Montauk Renewables, Inc.*	51,169	568,488
Northwest Natural Holding Co.	11,040	553,546
NorthWestern Corp.	9,474	538,123
ONE Gas, Inc.	6,494	534,846
Otter Tail Corp.	9,169	588,191
Portland General Electric Co.(a)	10,391	494,404

Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities (continued)
SJW Group	8,238	$637,703
Southwest Gas Holdings, Inc.	7,321	489,994
Spire, Inc.	7,986	576,749
Unitil Corp.	11,489	599,381

Total Utilities		8,319,677

Total Common Stocks
(Cost $268,837,367)		271,213,504

Short-Term Investments — 0.3%

Money Market Funds — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b)(c)	334,658	334,658
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%(b)	476,694	476,694
Total Short-Term Investments
(Cost $811,352)		811,352

Total Investments — 100.1%
(Cost $269,648,719)		272,024,856
Other Assets and Liabilities, Net — (0.1)%		(339,030)
Net Assets — 100.0%		$271,685,826

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $9,828,405; total market value of collateral held by the Fund was $9,785,883. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $9,451,225.
(b)	Reflects the 1-day yield at January 31, 2023.
(c)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$271,213,504	$–	$–	$271,213,504
Short-Term Investments:
Money Market Funds	811,352	–	–	811,352
Total Investments in Securities	$272,024,856	$–	$–	$272,024,856

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.